Significant accounting policies- Intangible assets (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Sep. 30, 2024 USD ($)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	5 years
Technology-based intangible assets [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	10 years
Technology-based intangible assets [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	3 years
Computer software [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	10 years
Computer software [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangibles	6 years
Inter&Co Payments, Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	R$ 1,608,004	$ 295,155
Goodwill	R$ 554,759
Annual amortization rate	25.30%
growth rate of intangible assets	3.00%